Non-financial assets and liabilities (Details) - Schedule of Statement of Profit or Loss - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Depreciation charge of right-of-use assets
Properties	$ 41,328	$ 37,937
Total	41,328	37,937
Interest expense (included in finance cost)	9,652	6,100
Expense relating to short-term leases (included in other expenses)
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)
Cash paid for principal payments	$ 35,015	$ 36,264